ACCOUNTING POLICIES (Details Narrative) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Equity	€ 51,700,000		€ 68,100,000	€ 39,900,000
Working capital	54,000,000.0		73,000,000.0	19,700,000
Cash flows from operations	16,800,000	€ 13,300,000	68,000,000.0	16,300,000	€ 16,100,000
Cash	51,700,000	6,600,000	68,100,000	10,900,000
Cash and cash equivalents	€ 84,500,000	€ 2,800,000	94,900,000	€ 2,600,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual fee			25,000,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Annual fee			€ 35,000